OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of prepayments and other assets [Abstract]
Prepaid expenses	$ 9,086	$ 8,892
Sales and other taxes receivable and credits	3,988	5,747
Income taxes receivable and prepaid	3,280	3,977
Supplier rebates receivable	2,596	1,533
Reserve for inventory returns	1,196	1,003
Other	902	1,135
Other current assets	$ 21,048	$ 22,287